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                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

             Read instructions at end of Form before preparing Form.
                              Please print or type

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1. Name and address of issuer:
      LLAC Variable Account
      Liberty Life Assurance Company of Boston
      175 Berkeley Street
      Boston, MA  02117
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2.    [X]   Name of each series or class of funds for which this form is filed.
            (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):

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3. Investment Company Act File Number: 811-09075

      Securities Act File Number:   333-65957
                                    333-76931

      Note:  The total filing fee is being paid through 333-65957
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4(a). Last day of fiscal year for which this form is filed: 12/31/01

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4(b). [ ] Check box if this Form is being filed late (i.e., more than 90 days after the end of the issuer's fiscal year). (See Instruction
          A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

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4(c). [ ] Check box if this is the last time the issuer will be filing this
          Form.

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5. Calculation of registration fee:

    (i) Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):

                                                            $ 6,188,658.00
                                                          -----------------

    (ii)   Aggregate price of securities redeemed or
           repurchased during the fiscal year:
                                                          -   1,321,949.00

                                                          -----------------

    (iii)  Aggregate price of securities redeemed or
           repurchased during any prior fiscal year
           ending no earlier than October 11, 1995 that
           were not previously used to reduce registration
           fees payable to the Commission:
                                                             +      0
                                                          -----------------

    (iv)   Total available redemption credits (add Items
           5(ii) and 5(iii):                                 -1,321,949.00
                                                          -----------------

    (v)    Net sales--if Item 5(i) is greater that Item
           5(iv) [subtract Item 5(iv) from item 5(i)]:     $  4,866,709.00
                                                          -----------------

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    (vi)   Redemption credits available for use in future
           years -- if Item 5(i) is less than Item 5(iv)
           [subtract Item 5(iv) from Item 5(i)]:
                                                               $( 0 )
                                                          -----------------



    (vii)  Multiplier for determining registration fee
           (see Instruction C.9):                            x .000092
                                                          -----------------

    (viii) Registration fee due [multiply Item 5(v) by
           Item 5(vii)] (enter "0" if no fee is due):     $      447.74
                                                          -----------------

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6.   Prepaid Shares

     If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:_____________________ If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:
     ____________________

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7.   Interest due -- if this Form is being filed more that 90
     days after the end of the issuer's fiscal year (see
     Instruction D):                                      +       0
                                                         ------------------

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8.   Total of the amount of the registration fee due plus
     any interest due [line 5(viii) plus line 7]
                                                         =   $     447.74
                                                         ------------------

Note: The total filing fee is being paid through File Number 333-65957

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9.   Date the registration fee and any interest payment was sent to the Commissioner's lockbox depository:

           Method of Delivery:

                                [X] Wire Transfer

                                [ ] Mail or other means
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                                   SIGNATURES

    This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

     By (Signature and Title)* /s/ William J O'Connell
                             -------------------------
                               William J O'Connell,
                               Assistant Secretary

      Date   2/15/02

*Please print the name and title of the signing officer below the signature.